LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	¥ (14,472)	$ (2,271)	¥ (72,507)	¥ (51,671)
Denominator:
Number of shares outstanding, opening	436,816,529	436,816,529	436,656,529	429,404,977
Weighted average number of shares issued			160,000	7,244,845
Weighted-average number of shares outstanding - Basic	436,816,529	436,816,529	436,763,196	436,649,822
Weighted-average number of shares outstanding - Diluted	436,816,529	436,816,529	436,763,196	436,649,822
Loss per share
-Basic (in CNY or dollars per share) | (per share)	¥ (0.03)	$ (0.01)	¥ (0.17)	¥ (0.12)
-Diluted (in CNY or dollars per share) | (per share)	¥ 0.11	$ 0.02	¥ (0.17)	¥ (0.12)
Number of share options and restricted share (in shares)			7,707,802	11,223,058
Options exercised (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	160,000